Consolidated Statement of Cash Flows - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Activities:
Consolidated Net Profit / (Loss)	€ (151,058,190)	€ (514,460,016)	€ 97,890,576
Adjustments to Reconcile Consolidated Net Profit / (Loss) to Net Cash Provided by / (Used in) Operating Activities:
Impairments of Assets	7,805,764	235,916,060	16,480,272
Depreciation and Amortization of Tangible and Intangible Assets and of Right-of-Use Assets	10,535,414	10,090,958	8,329,559
Net (Gain) / Loss of Other Financial Assets	(3,205,253)	(3,376,711)	21,780,429
(Income) from Reversals of Impairments / Impairments on Financial Assets	12,000	(316,000)	702,000
Net (Gain) / Loss on Derivative Financial Instruments	(212,445)	3,495,651	4,252,171
Non Cash Effective Net Change in Financial Assets / Liabilities from Collaborations	(301,066,774)	(16,007,722)	(36,551,618)
Non Cash Effective Net Change in Financial Liabilities from Future Payments to Royalty Pharma	(46,764,425)	42,766,283	0
Non Cash Effective Change of Bonds	12,502,457	12,055,784	2,453,561
(Income) from Reversals of Impairments on Inventories	0	0	(13,270,968)
Gain from Deconsolidation of Subsidiaries	0	0	(379,173)
Share-based Payment	3,638,977	2,585,426	8,955,307
Non Cash Income from Capitalization of Investment in Associates	(19,874,779)	0	0
Share of loss of associates accounted for using equity method	4,305,026	0	0
Income Tax Benefit	168,578,523	(76,590,860)	(75,398,566)
Accounts Receivable	(18,165,270)	10,532,824	(69,619,751)
Inventories, Prepaid Expenses and Other Assets, Tax Receivables and Other Receivables	(11,924,577)	(30,348,390)	(8,485,396)
Accounts Payable and Accruals, Lease Liabilities, Tax Liabilities and Provisions	(21,092,954)	(90,815,610)	77,505,284
Contract Liability	(252,594)	(2,363,139)	930,004
Income Taxes Paid	(466,161)	(64,609,622)	(303,974)
Net Cash Provided by / (Used in) Operating Activities	(366,705,261)	(481,445,084)	35,269,717
Investing Activities:
Cash Payments to Acquire Other Financial Assets	(1,884,857,008)	(2,188,341,595)	(1,745,700,529)
Cash Receipts from Sales of Other Financial Assets	2,240,651,170	2,591,975,683	900,777,383
Cash Payments from Derivative Financial Instruments	0	(3,495,651)	(4,950,427)
Cash Receipts from Derivative Financial Instruments	212,445	0	1,094,522
Acquisitions, Net of Cash Acquired	0	(1,206,609,948)	0
Cash Payments to Acquire Property, Plant and Equipment	(1,932,486)	(3,810,210)	(4,455,323)
Cash Receipts from Sales of Property, Plant and Equipment	0	0	0
Cash Payments to Acquire Intangible Assets	(13,296,176)	(22,345,955)	(44,881,207)
Cash Payments for Acquisitions of Shares	0	0	0
Cash Receipts from Sales of Shares at Fair Value through Other Comprehensive Income	0	0	14,804,287
Cash Receipts from Sales of Subsidiaries	0	0	2,477,760
Interest Received	4,225,330	1,617,544	1,210,668
Net Cash Provided by / (Used in) Investing Activities	345,003,275	(831,010,132)	(879,622,866)
Financing Activities:
Cash Proceeds from Issuing Shares	0	84,730,022	80,598,468
Cash Payments for Costs from Issuing Shares	0	(91,417)	(100,370)
Cash Proceeds in Connection with Stock Options (2021) and Convertible Bonds (2020, 2019)	0	241,234	773,300
Cash Receipts from Financing from Collaborations	23,774,611	40,004,094	510,186,974
Cash Receipts from Contracts for Future Payments to Royalty Pharma	295,420,975	1,206,706,749	0
Cash Payments for Costs in Connection with Contracts with Royalty Pharma	0	(796,003)	0
Cash Proceeds from Issuing Convertible Bonds	0	0	319,946,211
Cash Payments for Principal Elements of Lease Payments	(3,412,760)	(3,126,348)	(2,786,972)
Interest Paid	(4,365,151)	(4,744,851)	(1,431,487)
Net Cash Provided by / (Used in) Financing Activities	311,417,675	1,322,923,480	907,186,124
Effect of Exchange Rate Differences on Cash	(10,613,041)	2,985,312	3,397,655
Increase / (Decrease) in Cash and Cash Equivalents	279,102,648	13,453,576	66,230,630
Disposal of Cash and Cash Equivalents due to Deconsolidation of Subsidiaries	0	0	(750,000)
Cash and Cash Equivalents at the Beginning of the Period	123,248,256	109,794,680	44,314,050
Cash and Cash Equivalents at the End of the Period	€ 402,350,904	€ 123,248,256	€ 109,794,680